Pensions and other post-employment benefits - Amount Recognised in Balance sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Net post-employment benefit	£ 121	£ 136
Post-employment benefit assets recognised on the consolidated balance sheet	36	25
Post-employment benefit obligations recognised on the consolidated balance sheet	(157)	(161)
Defined benefit pension plan
Disclosure of net defined benefit liability (asset) [line items]
Net post-employment benefit	36	52	£ 142
Net post retirement obligations
Disclosure of net defined benefit liability (asset) [line items]
Net post-employment benefit	85	84	£ 100
Defined benefit pension plan
Disclosure of net defined benefit liability (asset) [line items]
Net post-employment benefit	36	52
Post-employment benefit assets recognised on the consolidated balance sheet	36	25
Post-employment benefit obligations recognised on the consolidated balance sheet	(72)	(77)
Plan assets, at fair value	£ 661	£ 594